JPMorgan Active China ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Automobile Components — 1.8%
Fuyao Glass Industry Group Co. Ltd., Class A	33,300	252,050
Banks — 11.7%
China Construction Bank Corp., Class H	681,000	696,529
China Merchants Bank Co. Ltd., Class A	103,900	640,092
China Minsheng Banking Corp. Ltd., Class H	474,000	285,296
		1,621,917
Beverages — 2.4%
Kweichow Moutai Co. Ltd., Class A	1,700	334,555
Broadline Retail — 11.4%
Alibaba Group Holding Ltd.	81,000	1,217,817
PDD Holdings, Inc., ADR *	3,253	369,053
		1,586,870
Capital Markets — 1.3%
CITIC Securities Co. Ltd., Class A	43,800	175,812
Electrical Equipment — 5.0%
Contemporary Amperex Technology Co. Ltd., Class A	8,900	325,032
Hongfa Technology Co. Ltd., Class A	60,760	206,312
NARI Technology Co. Ltd., Class A	53,700	162,838
		694,182
Electronic Equipment, Instruments & Components — 5.7%
Foxconn Industrial Internet Co. Ltd., Class A	84,931	404,664
Luxshare Precision Industry Co. Ltd., Class A	37,200	187,780
Xiamen Faratronic Co. Ltd., Class A	13,300	202,501
		794,945
Entertainment — 4.3%
Kingsoft Corp. Ltd.	15,600	70,937
NetEase, Inc.	19,900	520,231
		591,168
Food Products — 2.0%
Anjoy Foods Group Co. Ltd., Class A	17,500	178,888
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	25,800	97,969
		276,857
Gas Utilities — 1.4%
ENN Energy Holdings Ltd.	24,100	196,416
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	70,392
Hotels, Restaurants & Leisure — 3.6%
Meituan * (a)	32,200	496,767
Household Durables — 2.4%
Haier Smart Home Co. Ltd., Class H	56,800	178,941
Midea Group Co. Ltd., Class A	15,700	152,479
		331,420

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 1.8%
China Yangtze Power Co. Ltd., Class A	64,300	248,338
Insurance — 4.1%
China Pacific Insurance Group Co. Ltd., Class H	51,200	206,204
People's Insurance Co. Group of China Ltd. (The), Class H	298,000	228,944
Ping An Insurance Group Co. of China Ltd., Class H	19,500	133,874
		569,022
Interactive Media & Services — 15.3%
Kanzhun Ltd., ADR *	6,121	116,054
Tencent Holdings Ltd.	28,600	2,002,350
		2,118,404
Machinery — 6.4%
Sany Heavy Industry Co. Ltd., Class A	74,800	206,538
Weichai Power Co. Ltd., Class H	107,000	226,826
XCMG Construction Machinery Co. Ltd., Class A	192,100	223,151
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,254	25,723
Zhuzhou CRRC Times Electric Co. Ltd., Class H	50,900	206,470
		888,708
Metals & Mining — 2.0%
Zijin Mining Group Co. Ltd., Class H	106,000	281,076
Oil, Gas & Consumable Fuels — 3.6%
China Petroleum & Chemical Corp., Class H	264,000	154,921
China Shenhua Energy Co. Ltd., Class H	35,000	151,695
PetroChina Co. Ltd., Class H	200,000	195,447
		502,063
Pharmaceuticals — 2.8%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,827	94,707
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	33,300	290,326
		385,033
Real Estate Management & Development — 1.2%
KE Holdings, Inc., ADR	9,297	171,251
Semiconductors & Semiconductor Equipment — 3.6%
Montage Technology Co. Ltd., Class A	26,689	313,435
NAURA Technology Group Co. Ltd., Class A	4,050	187,633
		501,068
Software — 0.7%
Kingdee International Software Group Co. Ltd. *	44,000	102,124
Technology Hardware, Storage & Peripherals — 3.5%
Xiaomi Corp., Class B * (a)	73,400	493,832
Textiles, Apparel & Luxury Goods — 1.2%
Shenzhou International Group Holdings Ltd.	22,700	163,366
Total Common Stocks (Cost $11,687,920)		13,847,636

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM, 4.37% (b) (c)(Cost $229,174)	229,142	229,165
Total Investments — 101.4% (Cost $11,917,094)		14,076,801
Liabilities in Excess of Other Assets — (1.4)%		(191,943)
NET ASSETS — 100.0%		13,884,858

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$252,050	$—	$252,050
Banks	—	1,621,917	—	1,621,917
Beverages	—	334,555	—	334,555
Broadline Retail	369,053	1,217,817	—	1,586,870
Capital Markets	—	175,812	—	175,812
Electrical Equipment	—	694,182	—	694,182
Electronic Equipment, Instruments & Components	—	794,945	—	794,945
Entertainment	—	591,168	—	591,168

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$276,857	$—	$276,857
Gas Utilities	—	196,416	—	196,416
Health Care Equipment & Supplies	—	70,392	—	70,392
Hotels, Restaurants & Leisure	—	496,767	—	496,767
Household Durables	—	331,420	—	331,420
Independent Power and Renewable Electricity Producers	—	248,338	—	248,338
Insurance	—	569,022	—	569,022
Interactive Media & Services	116,054	2,002,350	—	2,118,404
Machinery	—	888,708	—	888,708
Metals & Mining	—	281,076	—	281,076
Oil, Gas & Consumable Fuels	—	502,063	—	502,063
Pharmaceuticals	—	385,033	—	385,033
Real Estate Management & Development	171,251	—	—	171,251
Semiconductors & Semiconductor Equipment	—	501,068	—	501,068
Software	—	102,124	—	102,124
Technology Hardware, Storage & Peripherals	—	493,832	—	493,832
Textiles, Apparel & Luxury Goods	—	163,366	—	163,366
Total Common Stocks	656,358	13,191,278	—	13,847,636
Short-Term Investments
Investment Companies	229,165	—	—	229,165
Total Investments in Securities	$885,523	$13,191,278	$—	$14,076,801
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$8,860	$1,863,328	$1,643,006	$(8)	$(9)	$229,165	229,142	$1,182	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.